EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 (MILLIONS)
Balance, beginning of period	$59,124
Additions, net of disposals[1]	3,325
Share of comprehensive income	1,885
Distributions received	(1,101)
Returns of capital	(210)
Foreign currency translation and other	(738)
Balance, end of period	$62,285
1.Includes assets sold and amounts reclassified to held for sale, as well as changes in accounting basis.